                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
-------------------------------------------------------------------------------
1.   Name and address of issuer:
          JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
-------------------------------------------------------------------------------
2.   Name of each series or class of funds for which this notice is filed:
     Large Cap Growth, Sovereign Bond, International Equities, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Special Opportunities, Real Estate Equity, Growth & Income, Managed, Short-Term U.S. Government, Small Cap Value, International Opportunities, Equity Index and Strategic Bond Sub-Accounts.
-------------------------------------------------------------------------------
3.   Investment Company Act File Number:    811-8696

     Securities Act File Number:   33-82648
-------------------------------------------------------------------------------
4.   Last day of fiscal year for which this notice is filed:
          DECEMBER 31, 1996
-------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [_]
-------------------------------------------------------------------------------
6. Data of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6):

-------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          NONE
-------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE
-------------------------------------------------------------------------------
9.   Number and aggregate sale price of securities sold during the fiscal year:
     $420,923,433

     The securities sold constitute unites of interest in the Separate Account. For purposes of these notice, the aggregate sale price id computed by multiplying the number of units sold by the unit value at time of sale.

-------------------------------------------------------------------------------
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          $420,923,433
-------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):

-------------------------------------------------------------------------------

12.  Calculation of registration fee:
     (i)       Aggregate sale price of
               securities sold during the
               fiscal year in reliance on
               rule 24f-2 (from Item 10):                $   420,923,433
                                                       -----------------

     (ii)      Aggregate price of shares
               issued in connection with
               dividend reinvestment plans
               (from Item 11. If applicable):                          0
                                                       -----------------

     (iii)     Aggregate price of shares
               redeemed or repurchased during
               the fiscal year (if
               applicable):                                 $ 21,467,885
                                                       -----------------

     (iv)      Aggregate price of shares
               redeemed or repurchased and
               previously applied as a
               reduction to filing fees
               pursuant to rule 24c-2 (if
               applicable):                                            0
                                                       -----------------

     (v)       Net Aggregate price of
               securities sold and issued
               during the fiscal year in
               reliance on rule 24f-2[line
               (i), plus line (ii), less line
               (iii), plus line (iv)] (If
               applicable):                                $ 399,455,546
                                                       -----------------

     (vi)      Multiplier prescribed by
               Section 6(b) of the Securities
               Act of 1933 or other
               applicable law or regulation
               (see instruction C.6):                             1/3300
                                                       -----------------

     (vii)     Fee due [line (i) or line (v)
               multiplied by line (vi)]:                   $  121,047.14
                                                       -----------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

-------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
          February 21, 1997

-------------------------------------------------------------------------------
                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                            /S/ RAYMOND F.SKIBA
                                            --------------------
By (Signature and Title):                   Raymond F. Skiba
                                            -----------------------------------
                                            Treasurer
Date      February 21, 1997
-------------------------------------------------------------------------------